LEASES (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 21, 2022	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
ROU Assets			$ 1,295,690	$ 1,387,754	$ 0
Lease Liabilities			1,311,781	$ 1,387,755
Boston Solar [Member]
Vehicle leases	$ 973
Tools lease payments	1,285
Total lease expense		$ 291,230	$ 81,420
Monthly operating lease payments minimum	4,372
Monthly operating lease payments maximum	18,466
ROU Assets	1,400,278
Lease Liabilities	1,400,278
Vehicle leases minimum	644
Minimum [Member] | Boston Solar [Member]
Monthly operating lease payments	4,372
Vehicle leases	644
Maximum [Member] | Boston Solar [Member]
Monthly operating lease payments	18,466
Vehicle leases	$ 973